Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of stock option activity for the nine months ended September 30, 2018 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2017	81,482	$113.68	8.80
Granted	58,994	$2.96	7.43
Exercised	—	—
Cancelled/forfeited/expired	(25,835)	$45.83	8.68
Outstanding at September 30, 2018	114,641	$72.02	8.79
Vested and unvested expected to vest at September 30, 2018	112,280	$73.23	8.77

A summary of stock option activity for the years ended December 31, 2016 and 2017 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term in Years
Outstanding at December 31, 2015	23,788	$330.90	8.8

Granted	9,679	$75.30
Exercised	—	—
Cancelled/forfeited/expired	(3,579)	$239.70

Outstanding at December 31, 2016	29,888	$264.00	8.5

Granted	58,501	$44.70
Exercised	—	—
Cancelled/forfeited/expired	(6,746)	$143.10

Outstanding at December 31, 2017	81,643	$113.70	8.8

Vested and unvested expected to vest, December 31, 2017	59,142	$140.10	8.6

Assumptions Used for Determining Fair Value of Stock Options Under Black-Scholes Pricing Model

The assumptions used in the Black-Scholes pricing model for stock options granted during the three and nine months ended September 30, 2018 were as follows:

Stock and exercise prices	$2.75 - $6.00
Expected dividend yield	0.00%
Discount rate-bond equivalent yield	2.73% – 2.97%
Expected life (in years)	5.00 – 5.96
Expected volatility	100% - 120%

The assumptions used in the Black-Scholes pricing model for options granted during the years ended December 31, 2016 and 2017 are as follows:

	2016	2017
Stock and exercise prices	$23.25 - $120.60	$20.817 - $63.90
Expected dividend yield	0.00%	0.00%
Discount rate-bond equivalent yield	0.99% - 2.11%	1.79% - 2.27%
Expected life (in years)	5.13 - 6.08	5.12 - 6.09
Expected volatility	80.0% - 90.0%	70.0% - 90.0%

Summary of RSU Activity

A summary of RSU activity for the nine months ended September 30, 2018 is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Outstanding at December 31, 2017	12,026	$56.10
Granted	—	—
Vested and issued	(5,833)	$45.00
Forfeited	(5,833)	$45.00
Outstanding at September 30, 2018	360	$415.80
Vested and unvested expected to vest at September 30, 2018	360	$415.80

A summary of RSU activity during 2016 and 2017 is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
Outstanding at December 31, 2015	858	$453.60

Granted	5,527	$58.80
Vested and issued	(148)	$481.50
Forfeited	(429)	$400.20

Outstanding at December 31, 2016	5,808	$80.40

Granted	11,666	$45.00
Vested and issued	(5,194)	$58.80
Forfeited	(250)	$63.60

Outstanding at December 31, 2017	12,030	$56.10

Vested and unvested expected to vest, December 31, 2017	6,197	$66.90

Effects of Stock-Based Compensation Related to Equity Awards to Employees and Nonemployees on Condensed Statement of Operations and Comprehensive Loss

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the unaudited condensed statements of operations and comprehensive loss during the periods presented:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2017	2018	2017	2018
Stock Options
Cost of revenues	$59,720	$10,150	$133,105	$37,150
Research and development expenses	53,405	30,247	121,834	103,267
General and administrative expenses	178,671	57,162	528,406	243,593
Sales and marketing expenses	40,181	15,440	100,327	63,494
Total expenses related to stock options	331,977	112,999	883,672	447,504
RSUs
Cost of revenues	20,417	-	58,717	(18,802)
Research and development expenses	20,418	-	57,490	13,576
General and administrative expenses	74,521	-	160,927	54,303
Sales and marketing expenses	28,355	-	71,343	15,348
Total stock-based compensation	$475,688	$112,999	$1,232,149	$511,929

The following table presents the effects of stock-based compensation related to equity awards to employees and nonemployees on the statement of operations during the periods presented:

	Years Ended December 31,
	2016	2017
Stock Options
Cost of revenues	$115,266	$142,400
Research and development expenses	123,330	143,300
General and administrative expenses	1,071,490	575,741
Sales and marketing expenses	142,741	68,381

Total expenses related to stock options	1,452,827	929,822
RSUs
Cost of revenues	32,338	48,745
Research and development expenses	30,261	55,941
General and administrative expenses	38,274	160,937
Sales and marketing expenses	40,247	52,036

Total stock-based compensation	$1,593,947	$1,247,481